Other operating income / (expense), net - Summary (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 17, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income (expense) [Line Items]
Gain from commodity derivative financial instrument			$ 1,175	$ 10,593	$ 6,913
Gain / (loss) from disposal of other property items			4,254	(2,408)	4,747
Net gain / (loss) from fair value adjustment of investment property			3,312	(23,375)	10,620
Gain from disposal of farmland and other assets (Note 21)			0	6,050	6,334
Insurance recovery / impairment of assets destroyed by fire			11,295	(14,259)	0
Share of loss of joint venture			(424)	0	0
Tax credits recognized			6,144	19,486	0
Others			529	8,737	(3,024)
Other operating income, net			26,285	4,824	$ 25,590
Inventory write-down		$ 12,000
Impairment loss recognised in profit or loss, property, plant and equipment		$ 2,000
Insurance revenue			14,100
Income from government grants			3,900	8,100
Profertil S.A.
Other Operating Income (expense) [Line Items]
Proportion of ownership interest in joint venture (as a percent)	50.00%
Exclusion of ICMS from the calculation base for PIS and COFINS
Other Operating Income (expense) [Line Items]
Tax credits recognized			$ 2,200	$ 11,300